IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2016
IMPAIRMENT
Schedule of impairment expense

($ thousands)	2016	2015	2014
Oil and natural gas properties:
Canada cost centre	$89,359	$286,700	$—
U.S. cost centre	211,812	1,065,728	—
Total impairment expense	$301,171	$1,352,428	$—

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus’ ceiling test as at December 31, 2016, 2015 and 2014:

					AECO Natural
	WTI Crude Oil	Exchange Rate	Edm Light Crude	U.S. Henry Hub Gas	Gas Spot
Period	US$/bbl	US$/CDN	CDN$/bbl	US$/Mcf	CDN$/Mcf
2016	$42.75	1.32	$52.26	$2.49	$2.17
2015	50.28	1.27	59.38	2.58	2.69
2014	94.99	1.09	94.84	4.30	4.60